Other Non-current Liabilities (Schedule of Change in Carrying Value of Liability - Province of Ontario) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Principal repayments during the period		$ 7,500
Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of financial liabilities [line items]
Liability, beginning balance	$ 3,239	2,865
Principal repayments during the period	(888)
Interest repayment during the period	(181)	(155)
Interest accretion during the period	503	448
Foreign currency translation	223	81
Liability, ending balance	$ 2,896	$ 3,239